Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Servicing fees:
Contractually specified servicing fees, late charges and ancillary fees		$ 3,250	$ 3,660	$ 3,957
Unreimbursed direct servicing costs		(620)	(403)	(331)
Servicing fees		2,630	3,257	3,626
Amortization		(308)	(274)	(266)
Changes due to collection/realization of expected cash flows		(2,375)	(2,210)	(1,875)
Net servicing fees		(53)	773	1,485
Changes in fair value of MSRs due to valuation inputs or assumptions		(4,693)	(2,569)	960
Net derivative gains (losses) from economic hedges		4,607	2,318	(1,072)
Market-related valuation changes to MSRs, net of hedge results		(86)	(251)	(112)
Total servicing income (loss), net		(139)	522	1,373
Net gains on mortgage loan originations/sales		3,632	2,193	1,644
Total mortgage banking noninterest income	[1]	3,493	2,715	3,017
Total changes in fair value of MSRs carried at fair value		(7,068)	(4,779)	(915)
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments		(1,800)	$ (141)	$ 857
Commercial mortgage servicing [Member] | Amortized [Member]
Servicing fees:
MSR impairment		$ 37

[1]	In 2020, service charges on deposit accounts service charges on deposit accounts, cash network fees, wire transfer and other remittance fees, certain other fees, and certain fees associated with lending activities were combined into a single line item for deposit and lending-related fees; insurance income, lease income and certain other fees were reclassified to other noninterest income; and net gains from trading activities, net gains on debt securities, and net gains from equity securities were combined into a single line for net gains on trading and securities. Prior period balances have been revised to conform with the current period presentation.